Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42804
Entity Registrant Name	Kyivstar Group Ltd.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Unit 517, Level 5
Entity Address, Address Line Two	Index Tower
Entity Address, City or Town	Dubai International Financial Centre (DIFC)
Entity Address, Country	AE
Entity Common Stock, Shares Outstanding (in shares)	230,863,624
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Central Index Key	0002062440
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Unit 517, Level 5
Entity Address, Address Line Two	Index Tower
Entity Address, City or Town	Dubai International Financial Centre (DIFC)
Entity Address, Country	AE
Contact Personnel Name	Kaan Terzioğlu
City Area Code	971
Local Phone Number	52 138 1275
Common shares
Document Information [Line Items]
Title of 12(b) Security	Common Shares, par value US$0.01 per share
Trading Symbol	KYIV
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one common share at an exercise price of $11.50
Trading Symbol	KYIVW
Security Exchange Name	NASDAQ